Operations of the Bank - Additional Information (Detail) - ARS ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Misiones Provincial Government [member]
Discription Of Business And Nature Of Operation [line items]
Deposits liability	$ 45,827,616	$ 66,333,468
Deposits liability related to court deposits	5,213,814	5,031,694
Salta Provincial Government [member]
Discription Of Business And Nature Of Operation [line items]
Deposits liability	65,930,128	107,468,621
Deposits liability related to court deposits	8,782,304	10,764,824
Jujuy Provincial Government [member]
Discription Of Business And Nature Of Operation [line items]
Deposits liability	17,780,194	24,217,758
Deposits liability related to court deposits	5,497,367	6,927,266
Banco del Tucuman SA [member]
Discription Of Business And Nature Of Operation [line items]
Deposits liability	42,496,491	108,008,942
Deposits liability related to court deposits	22,563,470	28,845,855
Tucumn Provincial Government The Municipality of San Miguel De Tucumn And The Municipality of Yerba Buena [Member]
Discription Of Business And Nature Of Operation [line items]
Bank granted loans to government	$ 2,278,902
Tucumn Provincial Government and the Municipality of Yerba Buena [Member]
Discription Of Business And Nature Of Operation [line items]
Bank granted loans to government		$ 1,632,713